Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	R$ 35,130
Other amounts payable	302,618
Research and development and energy efficiency	627,097	R$ 665,011	R$ 658,171
Amounts payable, before any related prepayments	289,349
Research and development and energy efficiency, current	292,495	380,186
Research and development and energy efficiency, noncurrent	334,602	284,825
M M E [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	3,790	4,041	2,023
R And D [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	286,029	332,746	R$ 341,658
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	12,673
Other amounts payable	89,671
Research and development and energy efficiency	297,403	344,872
Amounts payable, before any related prepayments	195,059
Research And Development [Member] | National Fund For Scientific And Technological [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	7,584
Other amounts payable
Research and development and energy efficiency	7,584	8,085
Research And Development [Member] | M M E [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	3,790
Other amounts payable
Research and development and energy efficiency	3,790	4,041
Research And Development [Member] | R And D [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	1,299
Other amounts payable	89,671
Research and development and energy efficiency	286,029	332,746
Amounts payable, before any related prepayments	195,059
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	22,457
Other amounts payable	212,947
Research and development and energy efficiency	329,694	320,139
Amounts payable, before any related prepayments	94,290
Energy Efficiency Program [Member] | National Program Of Electricity Conservation Procel [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	19,883
Other amounts payable
Research and development and energy efficiency	19,883	5,855
Energy Efficiency Program [Member] | E E P [Member]
IfrsStatementLineItems [Line Items]
Amounts payable to regulatory agencies	2,574
Other amounts payable	212,947
Research and development and energy efficiency	309,811	R$ 314,284
Amounts payable, before any related prepayments	R$ 94,290